Investments in Associates - Seasif Exploration (Previously Western Atlas) Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Seasif Exploration Inc (“Seasif Exploration“)
Disclosure of associates [line items]
Percentage of ownership	24.30%	25.40%